COVID-19 Pandemic	12 Months Ended
Mar. 31, 2020
COVID-19 Pandemic.
COVID-19 Pandemic

45. COVID-19 Pandemic

In December 2019, a novel strain of coronavirus ("COVID-19") was initially detected in China, and over the subsequent months the virus spread globally. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The COVID-19 pandemic has severely restricted the level of economic activity around the world, and is having an unprecedented effect on the global travel industry. In response to the pandemic, the governments of many countries, states, cities and other geographic regions have implemented containment measures, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forgo their time outside of their homes. Individuals' ability to travel has been curtailed through border closures across the world, mandated travel restrictions and limited operations of hotels and airlines, and may be further limited through additional voluntary or mandated closures of travel-related business. The measures implemented to contain the COVID-19 pandemic have had, and are expected to continue to have, a significant negative effect on the business, financial condition, results of operations, cash flows and liquidity position. In particular, such measures have led to unprecedented levels of cancellations and limited new air travel, hotel and holiday bookings. Due to the high degree of cancellations and customer refunds and lower new bookings in the Air Ticketing and Hotels and Packages segments, the Company is experiencing unfavorable working capital trends and material negative cash flow. This is expected to continue until cancellations stabilize and travel demand begins to recover from current levels, at which time Ticketing, including air travel, and Hotel and Packages bookings and cash flow are expected to increase.

The Company had implemented certain measures and modified certain policies in light of the COVID-19 pandemic. For example, the Company had largely automated the re-scheduling and cancellation of bookings and provided the customers greater flexibility to defer or cancel their travel plans. In addition, the Company had also undertaken certain cost reduction initiatives, including implementing salary reductions and freezes and work from home policies, renegotiating fixed costs such as rent, deferring non-critical capital expenditures, reducing the marketing expenses and renegotiating the supplier payments and contracts. The Company expects to continue to adapt our policies and cost reduction initiatives as the situation evolves. Although travel restrictions and quarantine orders are gradually being lifted, it remains difficult to predict the duration of the long-term impact from the virus.